SHARE-BASED PAYMENT - Option activity (Details) - Options incentive Plan	12 Months Ended
	Jun. 30, 2026 shares $ / shares	Jun. 30, 2025 shares $ / shares
SHARE-BASED PAYMENTS
Number of options, at the beginning of the year | shares	5,009,351	7,345,795
Number of options, granted during the year | shares	450,000
Number of options, cancelled or expired during the year | shares		(221,444)
Number of options, forfeited during the year | shares		(2,115,000)
Number of options, effective at the end of the year | shares	5,459,351	5,009,351
Weighted average exercise price, at the beginning of the year | $ / shares	$ 10.14	$ 11.83
Weighted average exercise price, granted during the year | $ / shares	1.36
Weighted average exercise price, cancelled or expired during the year | $ / shares		58.27
Weighted average exercise price, forfeited during the year | $ / shares		10.52
Weighted average exercise price, effective at the end of the year | $ / shares	$ 9.43	$ 10.14